PREFERRED SHARES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[3]
Disclosure of classes of share capital [line items]
Preferred shares	$ 20,000,000		$ 20,000,000
Preferred unitholders	$ 62,000,000	[1]	68,000,000	[2]	$ 63,000,000
Preference shares
Disclosure of classes of share capital [line items]
Expected dividend payable as percentage	6.00%
Dividend payables	$ 0		$ 0
Brookfield Infrastructure Holdings (Canada) Inc. | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	196,000
Preferred shares	$ 5,000,000
Brookfield Infrastructure US Holdings I Corporation | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	1
Preferred shares	$ 5,000,000
Preferred unitholders	$ 5,000,000
BIP Bermuda Holdings I Limited | Preference shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)	400,000
Preferred shares	$ 10,000,000
Brookfield Infrastructure Holdings (Canada) Inc. and BIP Bermuda Holdings I Limited | Preference shares
Disclosure of classes of share capital [line items]
Redemption price per share (usd per share)	$ 25

[1]	Refer to Note 30, Distributions.
[2]	Refer to Note 30, Distributions.
[3]	Refer to Note 30, Distributions.